PROFILE SHEET OCTOBE

Aetos Multi-Strategy Arbitrage Fund

FIRM OVERVIEW

Aetos Alternatives Management, LP ("Aetos") is an independent firm that manages over $11 billion in assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.

FUND OVERVIEW

The Aetos Multi-Strategy Arbitrage Fund is an SEC-registered 1940 Act Commingled Hedge Fund of Funds. The Fund allocates its assets among a select group of managers across a variety of arbitrage strategies designed to produce an attractive risk-adjusted return, largely independent of the benchmarks associated with traditional asset classes. The Fund is intended to be a vehicle by which investors can access a portfolio of high quality arbitrage strategies, constructed and monitored using disciplined processes.

HISTORICAL PERFORMANCE *(since inception)*[1]


$2,000
$1,800
$1,600
$1,400
$1,200
$1,000
$800
Sep-02
Sep-03
Sep-04
Sep-05
Sep-06
Sep-07
Sep-08
Sep-09
Sep-10
Sep-11
Sep-12
Sep-13
Sep-14
Sep-15
Sep-16
Sep-17
Sep-18
Aetos Multi-Strategy Arbitrage Fund
HFRI Fund of Funds Conservative Index

PERFORMANCE AND STATISTICS *(since inception through October 31, 2018)*[1]

Annualized Returns	1 Year	3 Year	5 Year	10 Year	Inception
Fund	1.82%	3.89%	2.60%	4.76%	3.95%
HFRI FOF: Conservative Index	0.67%	1.99%	2.29%	2.59%	2.95%
Barclays Capital Aggregate Index	-2.05%	1.04%	1.83%	3.94%	3.89%
MSCI ACWI (Net)	-0.52%	7.74%	6.15%	9.75%	7.77%
Volatility (Standard Deviation)	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Fund	-	2.32%	2.28%	3.54%	4.48%
HFRI FOF: Conservative Index	-	2.23%	2.24%	3.02%	3.74%
Barclays Capital Aggregate Index	-	2.71%	2.72%	3.14%	3.35%
MSCI ACWI (Net)	-	9.76%	10.34%	14.65%	15.05%
Sharpe Ratios	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Fund	-	1.27	0.89	1.25	0.61
HFRI FOF: Conservative Index	-	0.47	0.76	0.75	0.46
Barclays Capital Aggregate Index	-	0.04	0.46	1.15	0.80
MSCI ACWI (Net)	-	0.70	0.54	0.64	0.44

AETOS AT-A-GLANCE

Founded
2001

Firm AUM[2]
$11.3 Billion

Leadership
Anne Casscells
Co-President & Chief Investment Officer

Michael Klein
Co-President & Chief Risk Officer

Locations
New York, New York
Menlo Park, California

FUND HIGHLIGHTS

Inception
September 1, 2002

Diversification
\# of Managers[3]: 7
\# of Sub-Strategies: 4

Beta to Market Indices[1,4]
BarCap Aggregate Index: 0.07
MSCI ACWI (Net): 0.19

Geography
Global

AETOS FUND INFORMATION

Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds
- Long/Short Strategies Fund
- Multi-Strategy Arbitrage Fund
- Distressed Investment Strategies Fund

Funds' AUM[2]
$1.8 Billion

[1] Data as of October 31, 2018. The performance figures shown are for the Aetos Multi-Strategy Arbitrage Fund. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return respectively, subject to a high water mark ("75 & 5"). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client's preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.

[2] Reflects AUM as of September 30, 2018.

[3] Reflects number of managers in the Aetos Multi-Strategy Arbitrage Fund as of November 1, 2018 and excludes managers that are under redemption.

[4] Reflects beta since the Aetos Multi-Strategy Arbitrage Fund's inception of September 1, 2002 through October 31, 2018.

AETOS
875 Third Avenue, 6th Floor, New York, New York 10022
2180 Sand Hill Road, Suite 410, Menlo Park, California 94025
☎ 212.201.2500
AetosClientRelations@aetos.com

AETOS MULTI-STRATEGY ARBITRAGE FUND

HISTORICAL MONTHLY PERFORMANCE *(net of fees)*[1]

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2018	0.96%	-0.04%	-0.93%	0.43%	0.14%	0.52%	0.74%	-0.05%	0.73%	-1.12%	-	-	**1.37%**
2017	1.14%	0.82%	0.56%	0.91%	0.73%	0.43%	0.66%	0.25%	0.30%	0.71%	-0.03%	0.47%	**7.17%**
2016	-1.82%	-0.18%	0.53%	0.94%	0.81%	-0.85%	0.97%	1.00%	0.59%	0.64%	0.12%	0.97%	**3.73%**
2015	-0.12%	0.62%	0.53%	0.61%	0.60%	-1.02%	-0.30%	-1.02%	-1.33%	0.30%	-0.34%	-0.16%	**-1.65%**
2014	0.39%	0.89%	0.26%	0.26%	0.52%	0.48%	-0.54%	-0.05%	-0.20%	-1.00%	0.40%	0.12%	**1.53%**
2013	1.83%	0.81%	1.06%	1.05%	0.88%	-0.79%	0.70%	0.03%	0.60%	0.97%	0.48%	0.53%	**8.43%**
2012	1.84%	1.63%	0.84%	0.04%	-0.55%	0.18%	0.61%	0.80%	0.45%	0.65%	0.75%	1.17%	**8.72%**
2011	1.34%	1.01%	0.64%	0.80%	-0.21%	-0.57%	-0.53%	-1.97%	-1.60%	0.94%	-1.07%	0.24%	**-1.02%**
2010	1.83%	0.41%	2.12%	1.55%	-1.85%	0.16%	0.87%	0.73%	0.89%	1.12%	-0.07%	0.62%	**8.66%**
2009	-0.14%	0.62%	-0.17%	-0.09%	3.02%	2.85%	2.75%	1.74%	2.91%	1.47%	1.13%	1.32%	**18.76%**
2008	-0.93%	0.48%	-2.09%	0.51%	1.28%	-0.37%	-0.87%	-0.22%	-6.13%	-8.53%	-4.24%	-1.87%	**-21.10%**
2007	1.48%	0.37%	0.60%	1.26%	1.48%	-0.06%	-5.74%	-1.04%	1.29%	1.63%	-0.46%	0.11%	**0.68%**
2006	1.67%	0.95%	0.77%	0.63%	0.37%	0.49%	0.48%	0.38%	0.69%	0.91%	1.06%	1.33%	**10.17%**
2005	0.23%	0.52%	0.37%	-0.23%	0.65%	0.59%	1.30%	0.06%	0.35%	-0.20%	0.11%	0.90%	**4.75%**
2004	1.27%	0.39%	0.07%	0.35%	-0.05%	0.21%	-0.38%	0.29%	-0.04%	0.10%	0.90%	0.80%	**3.97%**
2003	1.77%	0.77%	0.99%	1.28%	2.15%	0.82%	-0.67%	0.37%	1.53%	0.95%	1.36%	1.09%	**13.11%**
2002	-	-	-	-	-	-	-	-	-0.18%	0.41%	1.29%	0.90%	**2.44%**

SUB-STRATEGY ALLOCATIONS *(as of November 1, 2018)*



3.7%
6.8%
30.9%
58.6%
Event Driven
Fixed Income Arbitrage
Long/Short Credit
Quantitative CTA

GEOGRAPHIC EXPOSURE *(as of September 30, 2018)*[2]



Emerging/
Other
10%
Japan/Asia
7%
North
America
49%
Europe
34%

HISTORICAL EXPOSURES *(quarterly over past 5 years)*



250%
200%
150%
100%
50%
0%
Dec-13
Mar-14
Jun-14
Sep-14
Dec-14
Mar-15
Jun-15
Sep-15
Dec-15
Mar-16
Jun-16
Sep-16
Dec-16
Mar-17
Jun-17
Sep-17
Dec-17
Mar-18
Jun-18
Sep-18
Long
Short
Net

[1] *Data as of October 31, 2018. The performance figures shown are for the Aetos Multi-Strategy Arbitrage Fund. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return respectively, subject to a high water mark ("75 & 5"). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client's preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] *Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.*

AETOS

OCTOBER 2018 | PROFILE SHEET | 2

PROFILE SHEET OCTOBE

Aetos Growth Portfolio

FIRM OVERVIEW

Aetos Alternatives Management, LP ("Aetos") is an independent firm that manages over $11 billion in assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.

PORTFOLIO OVERVIEW

The Aetos Growth Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.

HISTORICAL PERFORMANCE *(since inception)*[1]


$2,200
$2,000
$1,800
$1,600
$1,400
$1,200
$1,000
$800
Sep-02
Sep-03
Sep-04
Sep-05
Sep-06
Sep-07
Sep-08
Sep-09
Sep-10
Sep-11
Sep-12
Sep-13
Sep-14
Sep-15
Sep-16
Sep-17
Sep-18
Aetos Growth Portfolio
HFRI Fund of Funds Conservative Index

PERFORMANCE AND STATISTICS *(since inception through October 31, 2018)*[1]

Annualized Returns	1 Year	3 Year	5 Year	10 Year	Inception
Portfolio	0.48%	2.97%	3.27%	4.55%	4.58%
HFRI FOF: Conservative Index	0.67%	1.99%	2.29%	2.59%	2.95%
Barclays Capital Aggregate Index	-2.05%	1.04%	1.83%	3.94%	3.89%
MSCI ACWI (Net)	-0.52%	7.74%	6.15%	9.75%	7.77%
Volatility (Standard Deviation)	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	3.15%	3.07%	3.46%	3.95%
HFRI FOF: Conservative Index	-	2.23%	2.24%	3.02%	3.74%
Barclays Capital Aggregate Index	-	2.71%	2.72%	3.14%	3.35%
MSCI ACWI (Net)	-	9.76%	10.34%	14.65%	15.05%
Sharpe Ratios	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	0.65	0.88	1.22	0.85
HFRI FOF: Conservative Index	-	0.47	0.76	0.75	0.46
Barclays Capital Aggregate Index	-	0.04	0.46	1.15	0.80
MSCI ACWI (Net)	-	0.70	0.54	0.64	0.44

AETOS AT-A-GLANCE

Founded
2001

Firm AUM[2]
$11.3 Billion

Leadership
Anne Casscells
Co-President & Chief Investment Officer

Michael Klein
Co-President & Chief Risk Officer

Locations
New York, New York
Menlo Park, California

PORTFOLIO HIGHLIGHTS

Inception
September 1, 2002

Diversification
\# of Managers[3]: 28
\# of Strategies: 9

Beta to Market Indices[1,4]
BarCap Aggregate Index: 0.02
MSCI ACWI (Net): 0.19

Geography
Global

AETOS FUND INFORMATION

Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds
- Long/Short Strategies Fund
- Multi-Strategy Arbitrage Fund
- Distressed Investment Strategies Fund

Funds' AUM[2]
$1.8 Billion

[1] *Data as of October 31, 2018. The performance figures shown are for the Aetos Growth Portfolio, a model portfolio/asset allocation program. The performance of the Portfolio is based on the performance of the Aetos Funds, weighted according to the allocations in effect during the periods. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return respectively, subject to a high water mark ("75 & 5"). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client's preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] *Reflects AUM as of September 30, 2018.*

[3] *Reflects number of managers in the Aetos Growth Portfolio as of November 1, 2018 and excludes managers that are under redemption.*

[4] *Reflects beta since the Aetos Growth Portfolio's inception of September 1, 2002 through October 31, 2018.*

AETOS
875 Third Avenue, 6th Floor, New York, New York 10022
2180 Sand Hill Road, Suite 410, Menlo Park, California 94025
212.201.2500
AetosClientRelations@aetos.com

AETOS GROWTH PORTFOLIO

HISTORICAL MONTHLY PERFORMANCE *(net of fees)*[1]

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2018	1.25%	-0.75%	-0.44%	0.19%	0.85%	0.07%	0.70%	0.25%	0.25%	-2.27%	-	-	**0.06%**
2017	1.53%	0.67%	0.57%	0.68%	0.91%	0.17%	0.64%	0.47%	0.30%	0.61%	0.00%	0.42%	**7.19%**
2016	-2.54%	-1.37%	0.56%	0.76%	1.75%	-0.79%	1.41%	0.65%	0.73%	0.09%	0.05%	0.78%	**2.02%**
2015	-0.30%	1.23%	0.33%	0.08%	1.07%	-0.99%	0.63%	-1.18%	-1.50%	1.24%	0.00%	-0.22%	**0.35%**
2014	0.01%	1.83%	-0.35%	-0.60%	1.26%	0.91%	-0.66%	0.53%	0.33%	0.02%	0.92%	0.49%	**4.75%**
2013	1.89%	0.71%	1.47%	0.77%	1.06%	-0.31%	0.88%	-0.22%	1.03%	1.22%	1.25%	0.85%	**11.11%**
2012	1.70%	1.26%	0.77%	0.32%	-0.82%	0.35%	0.88%	0.64%	0.72%	0.09%	0.55%	0.65%	**7.33%**
2011	0.62%	0.74%	-0.06%	1.13%	-0.21%	-0.62%	-0.06%	-2.50%	-2.18%	1.68%	-0.58%	-0.12%	**-2.22%**
2010	0.17%	0.67%	1.93%	0.92%	-2.32%	-0.75%	1.04%	0.24%	1.91%	1.16%	0.07%	1.46%	**6.61%**
2009	0.58%	-0.27%	-0.31%	-0.58%	2.88%	1.17%	1.97%	1.41%	2.06%	0.28%	1.75%	0.75%	**12.25%**
2008	-2.30%	1.33%	-1.47%	0.64%	1.86%	-0.27%	-0.80%	-0.42%	-6.95%	-4.24%	-1.95%	-0.83%	**-14.65%**
2007	1.64%	0.46%	1.24%	1.53%	1.75%	0.46%	-0.70%	-1.48%	1.02%	1.60%	-0.07%	0.66%	**8.35%**
2006	2.01%	0.33%	1.19%	0.96%	-0.67%	0.22%	0.41%	0.60%	0.19%	0.88%	1.46%	1.22%	**9.16%**
2005	0.33%	1.41%	0.28%	-0.47%	0.77%	0.82%	1.07%	0.64%	0.87%	-0.89%	0.64%	1.39%	**7.05%**
2004	1.90%	0.76%	-0.09%	-0.95%	-0.14%	0.40%	-0.15%	-0.03%	0.72%	0.56%	1.66%	0.99%	**5.73%**
2003	0.31%	-0.03%	0.13%	1.72%	1.83%	1.38%	0.24%	0.81%	0.82%	1.39%	1.06%	1.06%	**11.25%**
2002	-	-	-	-	-	-	-	-	-0.57%	0.19%	0.42%	1.12%	**1.15%**

AETOS FUND ALLOCATIONS *(as of November 1, 2018)*


20%
40%
40%
Aetos Long/Short Strategies Fund
Aetos Multi-Strategy Arbitrage Fund
Aetos Distressed Investment Strategies Fund

STRATEGY ALLOCATIONS *(as of November 1, 2018)*[2]


Equity Hedged 31.7%
Directional Equity 6.5%
Short-Biased Equity 1.8%
Event Driven 23.4%
Fixed Income Arbitrage 12.4%
Long/Short Credit 2.7%
Quantitative 1.5%
Distressed 18.9%
Short-Biased Credit 1.1%

HISTORICAL EXPOSURES *(quarterly over past 5 years)*


180%
160%
140%
120%
100%
80%
60%
40%
20%
0%
Dec-13
Mar-14
Jun-14
Sep-14
Dec-14
Mar-15
Jun-15
Sep-15
Dec-15
Mar-16
Jun-16
Sep-16
Dec-16
Mar-17
Jun-17
Sep-17
Dec-17
Mar-18
Jun-18
Sep-18
Long
Short
Net

GEOGRAPHIC EXPOSURE *(as of September 30, 2018)*[2]


Emerging/ Other 9%
Japan/Asia 6%
Europe 29%
North America 56%

[1] *Data as of October 31, 2018. The performance figures shown are for the Aetos Growth Portfolio, a model portfolio/asset allocation program. The performance of the Portfolio is based on the performance of the Aetos Funds, weighted according to the allocations in effect during the periods. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return respectively, subject to a high water mark ("75 & 5"). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client's preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] *Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.*

AETOS

OCTOBER 2018 | PROFILE SHEET | 4

PROFILE SHEET OCTOB

Aetos Prime Portfolio

FIRM OVERVIEW

Aetos Alternatives Management, LP ("Aetos") is an independent firm that manages over $11 billion in assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.

PORTFOLIO OVERVIEW

The Aetos Prime Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.

HISTORICAL PERFORMANCE *(since inception)*[1]



$2,300
$1,800
$1,300
$800
Sep-02
Sep-03
Sep-04
Sep-05
Sep-06
Sep-07
Sep-08
Sep-09
Sep-10
Sep-11
Sep-12
Sep-13
Sep-14
Sep-15
Sep-16
Sep-17
Sep-18
Aetos Prime Portfolio
HFRI Fund of Funds Conservative Index

PERFORMANCE AND STATISTICS *(since inception through October 31, 2018)*[1]

Annualized Returns	1 Year	3 Year	5 Year	10 Year	Inception
Portfolio	0.06%	2.73%	3.39%	4.44%	4.70%
HFRI FOF: Conservative Index	0.67%	1.99%	2.29%	2.59%	2.95%
Barclays Capital Aggregate Index	-2.05%	1.04%	1.83%	3.94%	3.89%
MSCI ACWI (Net)	-0.52%	7.74%	6.15%	9.75%	7.77%
Volatility (Standard Deviation)	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	3.45%	3.39%	3.61%	4.04%
HFRI FOF: Conservative Index	-	2.23%	2.24%	3.02%	3.74%
Barclays Capital Aggregate Index	-	2.71%	2.72%	3.14%	3.35%
MSCI ACWI (Net)	-	9.76%	10.34%	14.65%	15.05%
Sharpe Ratios	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	0.52	0.83	1.14	0.86
HFRI FOF: Conservative Index	-	0.47	0.76	0.75	0.46
Barclays Capital Aggregate Index	-	0.04	0.46	1.15	0.80
MSCI ACWI (Net)	-	0.70	0.54	0.64	0.44

AETOS AT-A-GLANCE

Founded
2001

Firm AUM[2]
$11.3 Billion

Leadership
Anne Casscells
Co-President & Chief Investment Officer

Michael Klein
Co-President & Chief Risk Officer

Locations
New York, New York
Menlo Park, California

PORTFOLIO HIGHLIGHTS

Inception
September 1, 2002

Diversification
# of Managers[3]: 28
# of Strategies: 9

Beta to Market Indices[1,4]

BarCap Aggregate Index:	0.01
MSCI ACWI (Net):	0.20

Geography
Global

AETOS FUND INFORMATION

Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds
▪Long/Short Strategies Fund
▪Multi-Strategy Arbitrage Fund
▪Distressed Investment Strategies Fund

Funds' AUM[2]
$1.8 Billion

[1] *Data as of October 31, 2018. The performance figures shown are for the Aetos Prime Portfolio, a model portfolio/asset allocation program formalized in April 2007. The performance of the Portfolio after April 2007 is based on the performance of the Aetos Funds, weighted according to the allocations in effect during the periods. The performance of the Portfolio prior to April 2007 is based on the performance of the Aetos Funds, weighted according to the allocations on April 1, 2007. It is likely that the Portfolio's allocations would have differed from those on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Portfolio existed during the entire period. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return, respectively, subject to a high water mark ("75 & 5"). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client's preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] *Reflects AUM as of September 30, 2018.*

[3] *Reflects number of managers in the Aetos Prime Portfolio as of November 1, 2018 and excludes managers that are under redemption.*

[4] *Reflects beta since the Aetos Prime Portfolio's inception of September 1, 2002 through October 31, 2018.*

AETOS
875 Third Avenue, 6th Floor, New York, New York 10022
2180 Sand Hill Road, Suite 410, Menlo Park, California 94025
☎ 212.201.2500
✉ AetosClientRelations@aetos.com

AETOS PRIME PORTFOLIO

HISTORICAL MONTHLY PERFORMANCE *(net of fees)*[1]

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2018	1.32%	-0.93%	-0.37%	0.14%	1.01%	-0.04%	0.71%	0.30%	0.17%	-2.57%	-	-	**-0.32%**
2017	1.61%	0.64%	0.62%	0.66%	0.99%	0.13%	0.68%	0.52%	0.30%	0.61%	0.00%	0.39%	**7.35%**
2016	-2.75%	-1.64%	0.55%	0.64%	2.01%	-0.83%	1.52%	0.57%	0.77%	-0.06%	0.01%	0.73%	**1.42%**
2015	-0.33%	1.37%	0.30%	-0.06%	1.19%	-1.00%	0.86%	-1.21%	-1.55%	1.48%	0.08%	-0.18%	**0.91%**
2014	-0.11%	2.02%	-0.52%	-0.82%	1.43%	0.96%	-0.71%	0.68%	0.48%	0.26%	1.07%	0.60%	**5.43%**
2013	1.90%	0.70%	1.56%	0.68%	1.04%	-0.19%	0.92%	-0.30%	1.14%	1.26%	1.40%	0.92%	**11.58%**
2012	1.67%	1.21%	0.75%	0.35%	-0.88%	0.37%	0.92%	0.59%	0.73%	-0.05%	0.50%	0.50%	**6.83%**
2011	0.48%	0.67%	-0.18%	1.20%	-0.22%	-0.63%	0.02%	-2.59%	-2.25%	1.84%	-0.50%	-0.18%	**-2.38%**
2010	-0.17%	0.72%	1.84%	0.80%	-2.39%	-0.87%	1.07%	0.12%	2.05%	1.16%	0.08%	1.62%	**6.10%**
2009	0.62%	-0.31%	-0.36%	-0.83%	2.80%	0.91%	1.86%	1.28%	1.91%	0.12%	1.83%	0.58%	**10.85%**
2008	-2.35%	1.35%	-1.53%	0.69%	1.93%	-0.15%	-0.93%	-0.37%	-7.01%	-3.73%	-1.60%	-0.72%	**-13.79%**
2007	1.80%	0.53%	1.15%	1.60%	1.78%	0.42%	-0.66%	-1.50%	1.12%	1.70%	-0.10%	0.61%	**8.73%**
2006	2.11%	0.36%	1.34%	0.99%	-0.61%	0.16%	0.36%	0.73%	0.21%	1.04%	1.57%	1.18%	**9.84%**
2005	0.14%	1.33%	0.30%	-0.53%	0.83%	0.86%	1.27%	0.69%	0.80%	-0.87%	0.72%	1.44%	**7.18%**
2004	1.97%	0.78%	-0.11%	-0.71%	-0.09%	0.40%	-0.17%	0.01%	0.71%	0.74%	1.67%	1.09%	**6.44%**
2003	0.24%	-0.01%	0.24%	1.79%	1.81%	1.39%	0.41%	0.85%	0.66%	1.52%	1.20%	1.18%	**11.85%**
2002	-	-	-	-	-	-	-	-	-0.65%	0.36%	0.54%	1.01%	**1.26%**

AETOS FUND ALLOCATIONS *(as of November 1, 2018)*



20%
50%
30%
Aetos Long/Short Strategies Fund
Aetos Multi-Strategy Arbitrage Fund
Aetos Distressed Investment Strategies Fund

STRATEGY ALLOCATIONS *(as of November 1, 2018)*[2]



Equity Hedged 39.7%
Directional Equity 8.1%
Short-Biased Equity 2.2%
Event Driven 17.6%
Fixed Income Arbitrage 9.3%
Long/Short Credit 2.0%
Quantitative 1.1%
Distressed 18.9%
Short-Biased Credit 1.1%

HISTORICAL EXPOSURES *(quarterly over past 5 years)*



160%
140%
120%
100%
80%
60%
40%
20%
0%
Dec-13
Mar-14
Jun-14
Sep-14
Dec-14
Mar-15
Jun-15
Sep-15
Dec-15
Mar-16
Jun-16
Sep-16
Dec-16
Mar-17
Jun-17
Sep-17
Dec-17
Mar-18
Jun-18
Sep-18
Long
Short
Net

GEOGRAPHIC EXPOSURE *(as of September 30, 2018)*[2]



Emerging/ Other 8%
Japan/Asia 6%
Europe 28%
North America 58%

[1] Data as of October 31, 2018. The performance figures shown are for the Aetos Prime Portfolio, a model portfolio/asset allocation program that was formalized in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Funds comprising the Aetos Prime Portfolio, weighted according to the allocations on April 1, 2007. For periods prior to April 2007, it is likely that the Aetos Prime Portfolio allocations to the Aetos Funds would have differed from the allocations on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Prime Portfolio been in existence during the entire period. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return, respectively, subject to a high water mark ("75 & 5"). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client's preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.

[2] Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.

AETOS

OCTOBER 2018 | PROFILE SHEET | 6

PROFILE SHEET OCTOBE

Aetos Balanced Portfolio

FIRM OVERVIEW

Aetos Alternatives Management, LP ("Aetos") is an independent firm that manages over $11 billion in assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.

PORTFOLIO OVERVIEW

The Aetos Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.

HISTORICAL PERFORMANCE *(since inception)*[1]


$2,200
$2,000
$1,800
$1,600
$1,400
$1,200
$1,000
$800
Sep-02
Sep-03
Sep-04
Sep-05
Sep-06
Sep-07
Sep-08
Sep-09
Sep-10
Sep-11
Sep-12
Sep-13
Sep-14
Sep-15
Sep-16
Sep-17
Sep-18
Aetos Balanced Portfolio
HFRI Fund of Funds Conservative Index

PERFORMANCE AND STATISTICS *(since inception through October 31, 2018)*[1]

Annualized Returns	1 Year	3 Year	5 Year	10 Year	Inception
Portfolio	0.89%	3.21%	3.14%	4.71%	4.34%
HFRI FOF: Conservative Index	0.67%	1.99%	2.29%	2.59%	2.95%
Barclays Capital Aggregate Index	-2.05%	1.04%	1.83%	3.94%	3.89%
MSCI ACWI (Net)	-0.52%	7.74%	6.15%	9.75%	7.77%
Volatility (Standard Deviation)	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	2.86%	2.79%	3.38%	3.93%
HFRI FOF: Conservative Index	-	2.23%	2.24%	3.02%	3.74%
Barclays Capital Aggregate Index	-	2.71%	2.72%	3.14%	3.35%
MSCI ACWI (Net)	-	9.76%	10.34%	14.65%	15.05%
Sharpe Ratios	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	0.79	0.92	1.30	0.79
HFRI FOF: Conservative Index	-	0.47	0.76	0.75	0.46
Barclays Capital Aggregate Index	-	0.04	0.46	1.15	0.80
MSCI ACWI (Net)	-	0.70	0.54	0.64	0.44

AETOS AT-A-GLANCE

Founded
2001

Firm AUM[2]
$11.3 Billion

Leadership
Anne Casscells
Co-President & Chief Investment Officer

Michael Klein
Co-President & Chief Risk Officer

Locations
New York, New York
Menlo Park, California

PORTFOLIO HIGHLIGHTS

Inception
September 1, 2002

Diversification
# of Managers[3]: 28
# of Strategies: 9

Beta to Market Indices[1,4]
BarCap Aggregate Index: 0.05
MSCI ACWI (Net): 0.19

Geography
Global

AETOS FUND INFORMATION

Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds
- Long/Short Strategies Fund
- Multi-Strategy Arbitrage Fund
- Distressed Investment Strategies Fund

Funds' AUM[2]
$1.8 Billion

[1] *Data as of October 31, 2018. The performance figures shown are for the Aetos Balanced Portfolio, a model portfolio/asset allocation program. The performance of the Portfolio is based on the performance of the Aetos Funds, weighted according to the allocations in effect during the periods. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return respectively, subject to a high water mark ("75 & 5"). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client's preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] *Reflects AUM as of September 30, 2018.*

[3] *Reflects number of managers in the Aetos Balanced Portfolio as of November 1, 2018 and excludes managers that are under redemption.*

[4] *Reflects beta since the Aetos Balanced Portfolio's inception of September 1, 2002 through October 31, 2018.*

AETOS
875 Third Avenue, 6th Floor, New York, New York 10022
2180 Sand Hill Road, Suite 410, Menlo Park, California 94025
212.201.2500
AetosClientRelations@aetos.com

AETOS BALANCED PORTFOLIO

HISTORICAL MONTHLY PERFORMANCE *(net of fees)*[1]

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2018	1.17%	-0.56%	-0.50%	0.24%	0.69%	0.17%	0.69%	0.21%	0.34%	-1.97%	-	-	**0.45%**
2017	1.45%	0.71%	0.53%	0.70%	0.83%	0.22%	0.61%	0.41%	0.30%	0.61%	-0.01%	0.45%	**7.02%**
2016	-2.33%	-1.11%	0.57%	0.88%	1.50%	-0.75%	1.31%	0.73%	0.70%	0.24%	0.09%	0.82%	**2.62%**
2015	-0.26%	1.09%	0.36%	0.23%	0.94%	-0.98%	0.40%	-1.15%	-1.46%	0.99%	-0.08%	-0.27%	**-0.23%**
2014	0.12%	1.64%	-0.18%	-0.38%	1.09%	0.86%	-0.60%	0.38%	0.17%	-0.23%	0.77%	0.38%	**4.06%**
2013	1.88%	0.73%	1.39%	0.87%	1.07%	-0.44%	0.85%	-0.15%	0.93%	1.17%	1.10%	0.78%	**10.63%**
2012	1.75%	1.35%	0.79%	0.30%	-0.75%	0.32%	0.84%	0.70%	0.71%	0.24%	0.59%	0.80%	**7.91%**
2011	0.83%	0.82%	0.14%	1.03%	-0.20%	-0.61%	-0.19%	-2.34%	-2.02%	1.46%	-0.72%	-0.01%	**-1.88%**
2010	0.66%	0.60%	2.02%	1.10%	-2.20%	-0.51%	1.00%	0.40%	1.64%	1.14%	0.03%	1.21%	**7.26%**
2009	0.44%	-0.11%	-0.25%	-0.34%	2.98%	1.63%	2.18%	1.54%	2.32%	0.55%	1.58%	0.96%	**14.27%**
2008	-1.73%	1.09%	-1.49%	0.58%	1.76%	-0.39%	-0.69%	-0.44%	-6.91%	-5.33%	-2.56%	-1.07%	**-16.19%**
2007	1.53%	0.35%	1.13%	1.37%	1.63%	0.30%	-2.10%	-1.34%	0.93%	1.45%	-0.11%	0.52%	**5.74%**
2006	1.84%	0.50%	0.91%	0.92%	-0.38%	0.45%	0.52%	0.46%	0.28%	0.74%	1.32%	1.28%	**9.17%**
2005	0.46%	1.21%	0.26%	-0.34%	0.66%	0.72%	0.99%	0.38%	0.75%	-0.75%	0.44%	1.29%	**6.23%**
2004	1.58%	0.61%	-0.03%	-0.71%	-0.17%	0.30%	-0.23%	0.03%	0.51%	0.28%	1.45%	0.87%	**4.55%**
2003	0.79%	0.19%	0.31%	1.43%	1.98%	1.10%	-0.20%	0.63%	1.10%	1.09%	1.05%	0.92%	**10.87%**
2002	-	-	-	-	-	-	-	-	-0.42%	0.16%	0.55%	1.10%	**1.39%**

AETOS FUND ALLOCATIONS *(as of November 1, 2018)*



20%
30%
50%
Aetos Long/Short Strategies Fund
Aetos Multi-Strategy Arbitrage Fund
Aetos Distressed Investment Strategies Fund

STRATEGY ALLOCATIONS *(as of November 1, 2018)*[2]



Equity Hedged 23.8%
Directional Equity 4.9%
Short-Biased Equity 1.3%
Event Driven 29.3%
Fixed Income Arbitrage 15.5%
Long/Short Credit 3.4%
Quantitative 1.8%
Distressed 18.9%
Short-Biased Credit 1.1%

HISTORICAL EXPOSURES *(quarterly over past 5 years)*



180%
160%
140%
120%
100%
80%
60%
40%
20%
0%
Dec-13
Mar-14
Jun-14
Sep-14
Dec-14
Mar-15
Jun-15
Sep-15
Dec-15
Mar-16
Jun-16
Sep-16
Dec-16
Mar-17
Jun-17
Sep-17
Dec-17
Mar-18
Jun-18
Sep-18
Long
Short
Net

GEOGRAPHIC EXPOSURE *(as of September 30, 2018)*[2]



Emerging/ Other 9%
Japan/Asia 6%
Europe 30%
North America 55%

[1] *Data as of October 31, 2018. The performance figures shown are for the Aetos Balanced Portfolio, a model portfolio/asset allocation program. The performance of the Portfolio is based on the performance of the Aetos Funds, weighted according to the allocations in effect during the periods. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return respectively, subject to a high water mark ("75 & 5"). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client's preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] *Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.*

AETOS

OCTOBER 2018 | PROFILE SHEET | 8

AETOS COMMINGLED OFFERINGS

TERMS

Minimum Investment	$1 Million
Subscription Frequency	Monthly
Lock-Up Period	1 Year
Redemption Frequency	Quarterly with 90 Days Notice
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited

IMPORTANT INFORMATION AND DISCLOSURES

Investing in hedge funds and other alternatives investment strategies involves substantial risks, including the risk of loss of invested capital. These risks remain substantial notwithstanding the risk management practices we employ in selecting and monitoring investments. Alternative investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage.

Aetos Alternatives Management is an SEC-registered investment adviser and serves as investment adviser to SEC-registered 1940 Act funds. Such registrations do not imply in any manner whatsoever that Aetos or the Aetos Funds have been sponsored, recommended, or approved, or that their abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof. *Prospective investors should consider the investment objectives, risks, and the charges and expenses of the Aetos Funds carefully before investing. A free copy of the prospectus containing this and other information may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.*

Index returns are obtained through Bloomberg. Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index. The volatility, investment holdings and other characteristics of the indices presented may be materially different from those of investments made by Aetos referenced herein. The indices shown have not been selected as appropriate benchmarks to compare to the performance of those of investments made by Aetos; rather they are provided to allow for comparisons to the performance of well-known and widely recognized indices.

- Barclays Capital Aggregate Index: Market capitalization weighted index that covers the USD-denominated, investment-grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.), fixed-rate, and taxable areas of the bond market. This is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with maturities of 1 year or more.

- HFRI FOF: Conservative Index: Includes fund of funds classified as "Conservative" that exhibit one or more of the following characteristics: seeks consistent returns by primarily investing in funds that generally engage in more 'conservative' strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage; exhibits a lower historical annual standard deviation than the HFRI Fund of Funds Composite Index.

- MSCI ACWI (Net): Free float-adjusted market capitalization index designed to measure developed and emerging market equity performance. The MSCI ACWI is maintained by Morgan Stanley Capital International and consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

AETOS CONTACT INFORMATION



James Conzelman
Managing Director, Head of Client Relations and Business Development
875 Third Avenue, 6th Floor
New York, NY 10022
☎ 212.201.2532
✉ jconzelman@aetos.com



John Stimpson
Director, Client Relations and Business Development
875 Third Avenue, 6th Floor
New York, NY 10022
☎ 212.201.2560
✉ jstimpson@aetos.com

AETOS

OCTOBER 2018 | PROFILE SHEET | 9